Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Nov. 08, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 08, 2024 AUD ($)	Nov. 08, 2024 CNY (¥)
Related Party Transactions [Line Items]
Lease expense		$ 1,446,952	$ 1,835,542	$ 1,711,943
Operating lease right-of-use assets		40,081	31,197
Lease liabilities,		1,114,377	1,764,259
Sold products	$ 337,100
Borrowed amount	$ 2,300,000
Redback Technologies Holdings Pty Ltd [Member]
Related Party Transactions [Line Items]
Equity interest	100.00%				100.00%	100.00%
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transactions [Line Items]
Lease expense		28,467	28,924	44,230
Operating lease right-of-use assets		40,081	31,197
Lease liabilities,		$ 40,081	31,197
Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Lease terms ranging		31 months
Hong Kong Dewang Limited [Member]
Related Party Transactions [Line Items]
Lease expense from related party		$ 2,023	$ 495,133	$ 557,968
Redback Technologies Holdings Pty Ltd [Member]
Related Party Transactions [Line Items]
Borrowed amount	$ 86,000				$ 3,696,386	¥ 626,797
Minimum [Member] | Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transactions [Line Items]
Lease terms ranging		1 year
Maximum [Member] | Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transactions [Line Items]
Lease terms ranging		7 years